Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 27,280	$ 25,412	$ 51,738	$ 47,162	$ 99,275
Cost of revenues	14,537	14,557	28,667	26,488	56,149
Gross profit	12,743	10,855	23,071	20,674	43,126
Research and development costs	4,101	3,554	8,083	6,954	14,860
Selling, general and administrative expenses	6,907	6,208	12,881	11,489	23,587
Reorganization and impairment					138
Loss from litigation					14,600
Total operating expenses	11,008	9,762	20,964	18,443	53,185
Operating income (loss)	1,735	1,093	2,107	2,231	(10,059)
Financial expenses, net	(135)	(193)	(367)	(1,040)	(1,877)
Income (loss) before income taxes	1,600	900	1,740	1,191	(11,936)
Income tax	(315)	(253)	(431)	(492)	1,823
Net income (loss)	$ 1,285	$ 647	$ 1,309	$ 699	$ (10,113)
Net income (loss) per ordinary share:
Basic	$ 0.04	$ 0.02	$ 0.04	$ 0.02	$ (0.3)
Diluted	$ 0.04	$ 0.02	$ 0.04	$ 0.02	$ (0.3)
Weighted average number of ordinary shares outstanding:
Basic	35,348	32,530	35,348	31,518	33,352
Diluted	35,358	32,742	35,359	31,654	33,352